Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes Expenses
Balance at the beginning of the year	$ 46,633,652	$ 40,330,804	$ 49,986,007
Movement	1,233,292	6,305,253	(6,287,720)
Tax loss carry forwards expired	(386,687)	(2,405)	(3,367,483)
Balance at the end of the year	$ 47,480,257	$ 46,633,652	$ 40,330,804